Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	INTERCONTINENTAL EXCHANGE, INC.
Entity Central Index Key	0001571949